Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 380,379,326	$ 382,487,300
Trade and other receivables, Current	419,752,286	445,071,856
Trade receivables, Non-current	1,917,828	8,369,878
Trade and other receivables, Non-current	36,182,399	33,500,105
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	415,039,522	414,184,116
Trade and other receivables, Current	463,626,345	484,533,736
Trade receivables, Non-current	1,917,828	8,369,878
Trade and other receivables, Non-current	36,182,399	33,500,105
Portfolio stratification [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(34,660,196)	(31,696,816)
Trade and other receivables, Current	380,379,326	382,487,300
Trade and other receivables, Non-current	1,917,828	8,369,878
Portfolio stratification [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	415,039,522	414,184,116
Trade receivables, Non-current	1,917,828	8,369,878
Portfolio stratification [Member] | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(89,762)	(157,009)
Trade and other receivables, Current	291,328,066	280,251,700
Portfolio stratification [Member] | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	291,417,828	280,408,709
Portfolio stratification [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(231,131)	(221,810)
Trade and other receivables, Current	33,399,262	33,897,290
Portfolio stratification [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,630,393	34,119,100
Portfolio stratification [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(213,455)	(212,406)
Trade and other receivables, Current	17,293,165	14,268,110
Portfolio stratification [Member] | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,506,620	14,480,516
Portfolio stratification [Member] | 61 - 90 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(200,097)
Trade and other receivables, Current	3,796,047
Portfolio stratification [Member] | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,996,144
Portfolio stratification [Member] | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(223,821)	(109,571)
Trade and other receivables, Current	1,965,584	2,155,961
Portfolio stratification [Member] | 91 - 120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,189,405	2,265,532
Portfolio stratification [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(176,789)	(110,910)
Trade and other receivables, Current	4,388,548	5,872,964
Portfolio stratification [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,565,337	5,983,874
Portfolio stratification [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(207,518)	(174,725)
Trade and other receivables, Current	2,654,063	2,766,214
Portfolio stratification [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,861,581	2,940,939
Portfolio stratification [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(914,480)	(766,217)
Trade and other receivables, Current	1,556,493	1,360,066
Portfolio stratification [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,470,973	2,126,283
Portfolio stratification [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(133,045)	(103,001)
Trade and other receivables, Current	1,663,913	4,143,730
Portfolio stratification [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,796,958	4,246,731
Portfolio stratification [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(1,980,707)	(1,929,264)
Trade and other receivables, Current	3,902,986	10,338,654
Portfolio stratification [Member] | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,883,693	12,267,918
Portfolio stratification [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts	(30,289,391)	(27,743,446)
Trade and other receivables, Current	18,431,199	23,338,216
Portfolio stratification [Member] | More than 365 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	48,720,590	51,081,662
Portfolio stratification [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Allowance for doubtful accounts		(168,457)
Trade and other receivables, Current		4,094,395
Portfolio stratification [Member] | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		4,262,852
Portfolio stratification [Member] | Trade receivables, generation [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	195,570,350	214,479,116
Allowance for doubtful accounts	(1,258,817)	(1,314,310)
Trade receivables, Non-current	62,563	5,751,509
Portfolio stratification [Member] | Trade receivables, generation [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	195,525,065	214,463,264
Trade receivables, Non-current		5,723,942
Portfolio stratification [Member] | Trade receivables, generation [Member] | Others [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,285	15,852
Trade receivables, Non-current	62,563	27,567
Portfolio stratification [Member] | Trade receivables, generation [Member] | Unbilled services [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	138,781,170	125,367,509
Trade receivables, Non-current		3,308,454
Portfolio stratification [Member] | Trade receivables, generation [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	56,789,180	89,111,607
Trade receivables, Non-current	62,563	2,443,055
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	186,769,753	179,498,353
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	186,724,468	179,482,501
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Others [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,285	15,852
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	138,781,170	125,367,509
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	47,988,583	54,130,844
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,057,994	2,770,582
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,057,994	2,770,582
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,057,994	2,770,582
Portfolio stratification [Member] | Trade receivables, generation [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	333,079	1,165,177
Portfolio stratification [Member] | Trade receivables, generation [Member] | 31-60 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	333,079	1,165,177
Portfolio stratification [Member] | Trade receivables, generation [Member] | 31-60 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	333,079	1,165,177
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	279,100
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	279,100
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	279,100
Portfolio stratification [Member] | Trade receivables, generation [Member] | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,021	900,093
Portfolio stratification [Member] | Trade receivables, generation [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,021	900,093
Portfolio stratification [Member] | Trade receivables, generation [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,021	900,093
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,015	5,101,117
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,015	5,101,117
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,015	5,101,117
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	334,298	13,609
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	334,298	13,609
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	334,298	13,609
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	399,552	553,986
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	399,552	553,986
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	399,552	553,986
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	228,498	3,593,733
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	228,498	3,593,733
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	228,498	3,593,733
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,596,976	9,600,268
Allowance for doubtful accounts	(1,103,086)	(1,314,310)
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,596,976	9,600,268
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,596,976	9,600,268
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,519,064	10,508,696
Allowance for doubtful accounts	(155,731)
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,519,064	10,508,696
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,519,064	10,508,696
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		773,502
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61-90 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		773,502
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61-90 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		773,502
Portfolio stratification [Member] | Trade receivables, distribution [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	219,469,172	199,705,000
Allowance for doubtful accounts	(33,401,379)	(30,382,506)
Trade receivables, Non-current	1,855,265	2,618,369
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,268,655	46,060,239
Trade receivables, Non-current		34,602
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,269,884	16,218,016
Trade receivables, Non-current	73,844	418,837
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	152,930,633	137,426,745
Trade receivables, Non-current	1,781,421	2,164,930
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Unbilled services [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	77,733,438	61,742,593
Trade receivables, Non-current		149,508
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	141,735,734	137,962,407
Trade receivables, Non-current	1,855,265	2,465,400
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	104,648,075	100,910,356
Allowance for doubtful accounts	(89,762)	(157,009)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,771,942	23,586,354
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,284,317	2,588,284
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	84,591,816	74,735,718
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	77,733,438	61,742,593
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	26,914,637	39,167,763
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,572,399	31,348,518
Allowance for doubtful accounts	(231,131)	(221,810)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,565,888	6,566,919
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,858,506	1,462,718
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,148,005	23,318,881
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,572,399	31,348,518
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,173,541	13,315,339
Allowance for doubtful accounts	(213,455)	(212,406)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,987,871	2,148,243
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,485,719	1,608,808
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,699,951	9,558,288
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 31-60 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,173,541	13,315,339
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,717,044
Allowance for doubtful accounts	(200,097)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	940,754
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	511,663
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,264,627
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,717,044
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,179,384	1,365,439
Allowance for doubtful accounts	(223,821)	(109,571)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	168,838	209,825
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	352,568	293,543
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,657,978	862,071
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,179,384	1,365,439
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,523,322	882,757
Allowance for doubtful accounts	(176,789)	(110,910)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,809,919	172,851
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,481,759	94,247
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,231,644	615,659
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,523,322	882,757
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,527,283	2,927,330
Allowance for doubtful accounts	(207,518)	(174,725)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	357,379	1,174,012
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,251,547	1,218,522
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	918,357	534,796
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,527,283	2,927,330
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,071,421	1,572,297
Allowance for doubtful accounts	(914,480)	(766,217)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,481	46,128
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	340,335	746,228
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,700,605	779,941
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,071,421	1,572,297
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,568,460	652,998
Allowance for doubtful accounts	(133,045)	(103,001)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,237	2,424
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	994,071	303,176
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	567,152	347,398
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,568,460	652,998
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,286,717	2,667,650
Allowance for doubtful accounts	(877,621)	(614,954)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,295,122	766,851
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,182,949	698,061
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,808,646	1,202,738
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,286,717	2,667,650
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,201,526	40,572,966
Allowance for doubtful accounts	(30,133,660)	(27,743,446)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,333,224	10,154,924
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,526,450	6,927,812
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,341,852	23,490,230
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 46,201,526	40,572,966
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		3,489,350
Allowance for doubtful accounts		(168,457)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Large customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		1,231,708
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Institutional customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		276,617
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Mass-market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		1,981,025
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61-90 days [Member] | Services billed [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current		$ 3,489,350